Schedule of Time Deposits Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deposits From Banking Clients [Line Items]
2016	¥ 640,888
2017	136,744
2018	137,789
2019	56,605
2020	56,951
Total	¥ 1,028,977	¥ 981,182